Allowance for Probable Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Allowance for Probable Loan Losses
Summary of the transactions in the allowance for probable loan losses, by loan class

	December 31, 2012
	Domestic						Foreign
	Commercial	Commercial real estate: other construction & land development	Commercial real estate: farmland & commercial	Commercial real estate: multifamily	Residential: first lien	Residential: junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$26,617	$19,940	$24,227	$1,003	$4,562	$4,760	$1,724	$1,359	$84,192
Losses charge to allowance	(34,721)	(7,617)	(13,724)	—	(227)	(1,190)	(756)	(111)	(58,346)
Recoveries credited to allowance	3,547	229	220	—	13	195	184	—	4,388

Net losses charged to allowance	(31,174)	(7,388)	(13,504)	—	(214)	(995)	(572)	(111)	(53,958)
Provision (credit) charged to operations	16,189	168	11,157	(309)	42	683	137	(108)	27,959

Balance at December 31,	$11,632	$12,720	$21,880	$694	$4,390	$4,448	$1,289	$1,140	$58,193

	December 31, 2011
	Domestic						Foreign
	Commercial	Commercial real estate: other construction & land development	Commercial real estate: farmland & commercial	Commercial real estate: multifamily	Residential: first lien	Residential: junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$22,046	$26,695	$16,340	$53	$10,059	$2,611	$6,241	$437	$84,482
Losses charge to allowance	(16,130)	(1,467)	(1,955)	—	(805)	(1,304)	(1,067)	(171)	(22,899)
Recoveries credited to allowance	4,126	171	296	—	28	300	211	159	5,291

Net losses charged to allowance	(12,004)	(1,296)	(1,659)	—	(777)	(1,004)	(856)	(12)	(17,608)
Provision (credit) charged to operations	16,575	(5,459)	9,546	950	(4,720)	3,153	(3,661)	934	17,318

Balance at December 31,	$26,617	$19,940	$24,227	$1,003	$4,562	$4,760	$1,724	$1,359	$84,192

Loans individually or collectively evaluated for impairment and related allowance, by loan class

	December 31, 2012
	(Dollars in Thousands)
	Loans individually evaluated for impairment		Loans collectively evaluated for impairment
	Recorded Investment	Allowance	Recorded Investment	Allowance
Domestic
Commercial	$32,768	$1,477	$736,342	$10,155
Commercial real estate: other construction & land development	28,660	539	1,119,009	12,181
Commercial real estate: farmland & commercial	13,945	2,730	1,659,377	19,150
Commercial real estate: multifamily	353	—	82,595	694
Residential: first lien	3,656	—	453,075	4,390
Residential: junior lien	1,850	—	379,886	4,448
Consumer	1,326	—	73,188	1,289
Foreign	447	—	188,527	1,140

Total	$83,005	$4,746	$4,691,999	$53,447

	December 31, 2011
	(Dollars in Thousands)
	Loans individually evaluated for impairment		Loans collectively evaluated for impairment
	Recorded Investment	Allowance	Recorded Investment	Allowance
Domestic
Commercial	$27,603	$14,402	$746,213	$12,215
Commercial real estate: other construction & land development	60,428	3,073	1,212,961	16,867
Commercial real estate: farmland & commercial	42,231	9,754	1,622,456	14,473
Commercial real estate: multifamily	411	—	121,188	1,003
Residential: first lien	2,290	23	493,432	4,539
Residential: junior lien	1,962	—	398,186	4,760
Consumer	1,334	—	92,775	1,724
Foreign	46	—	229,959	1,359

Total	$136,305	$27,252	$4,917,170	$56,940

Loans accounted on non-accrual basis, by loan class

	December 31,
	2012	2011
	(Dollars in Thousands)
Domestic
Commercial	$31,929	$26,819
Commercial real estate: other construction & land development	26,410	54,336
Commercial real estate: farmland & commercial	11,681	34,910
Commercial real estate: multifamily	353	411
Residential: first lien	1,175	1,848
Residential: junior lien	175	135
Consumer	45	46

Total non-accrual loans	$71,768	$118,505

Impaired loans, by loan class

The following tables detail key information regarding the Company's impaired loans by loan class for the year ended December 31, 2012:

	December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial	$1,633	$1,679	$1,477	$21,126	$39
Commercial real estate: other construction & land development	3,671	3,671	539	6,608	—
Commercial real estate: farmland & commercial	6,678	9,923	2,730	7,342	92

Total impaired loans with related allowance	$11,982	$15,273	$4,746	$35,076	$131

	December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$31,135	$31,170	$2,996	$4
Commercial real estate: other construction & land development	24,989	25,160	39,449	141
Commercial real estate: farmland & commercial	7,267	9,340	16,536	8
Commercial real estate: multifamily	353	353	381	—
Residential: first lien	3,656	3,984	2,876	60
Residential: junior lien	1,850	1,944	1,939	104
Consumer	1,326	1,330	1,193	—
Foreign	447	447	166	6

Total impaired loans with no related allowance	$71,023	$73,728	$65,536	$323

        The following tables detail key information regarding the Company's impaired loans by loan class for the year ended December 31, 2011:

	December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial	$24,108	$24,108	$14,402	$23,101	$41
Commercial real estate: other construction & land development	34,417	34,432	3,073	32,408	—
Commercial real estate: farmland & commercial	28,636	28,671	9,754	23,226	817
Residential: first lien	208	208	23	1,117	—

Total impaired loans with related allowance	$87,369	$87,419	$27,252	$79,852	$858

	December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$3,495	$3,500	$685	$—
Commercial real estate: other construction & land development	26,011	26,042	25,696	117
Commercial real estate: farmland & commercial	13,595	14,129	9,268	102
Commercial real estate: multifamily	411	411	439	—
Residential: first lien	2,082	2,116	1,636	27
Residential: junior lien	1,962	1,970	1,956	122
Consumer	1,334	1,337	1,239	—
Foreign	46	46	47	4

Total impaired loans with no related allowance	$48,936	$49,551	$40,966	$372

Information regarding the aging of past due loans, by loan class

	December 31, 2012
	30 - 59 Days	60 - 89 Days	90 Days or Greater	90 Days or greater & still accruing	Total Past due	Current	Total Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$4,393	$471	$3,386	$2,689	$8,250	$760,860	$769,110
Commercial real estate: other construction & land development	1,107	2,300	24,225	497	27,632	1,120,037	1,147,669
Commercial real estate: farmland & commercial	3,127	21,272	2,310	929	26,709	1,646,613	1,673,322
Commercial real estate: multifamily	685	—	353	—	1,038	81,910	82,948
Residential: first lien	4,305	2,510	10,645	9,657	17,460	439,271	456,731
Residential: junior lien	2,035	410	259	115	2,704	379,032	381,736
Consumer	1,598	404	915	882	2,917	71,597	74,514
Foreign	2,257	1,005	264	264	3,526	185,448	188,974

Total past due loans	$19,507	$28,372	$42,357	$15,033	$90,236	$4,684,768	$4,775,004

	December 31, 2011
	30 - 59 Days	60 - 89 Days	90 Days or Greater	90 Days or greater & still accruing	Total Past due	Current	Total Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$5,180	$1,369	$1,842	$1,490	$8,391	$765,425	$773,816
Commercial real estate: other construction & land development	23,426	4,360	49,887	979	77,673	1,195,716	1,273,389
Commercial real estate: farmland & commercial	9,467	10,269	7,879	1,231	27,615	1,637,072	1,664,687
Commercial real estate: multifamily	450	—	411	—	861	120,738	121,599
Residential: first lien	6,207	2,757	10,295	9,382	19,259	476,463	495,722
Residential: junior lien	1,433	378	368	320	2,179	397,969	400,148
Consumer	1,643	408	912	866	2,963	91,146	94,109
Foreign	666	53	20	20	739	229,266	230,005

Total past due loans	$48,472	$19,594	$71,614	$14,288	$139,680	$4,913,795	$5,053,475

Summary of the loan portfolio by credit quality indicator, by loan class

	December 31, 2012
	Pass	Special Review	Watch List—Pass	Watch List— Substandard	Watch List— Impaired
	(Dollars in Thousands)
Domestic
Commercial	$675,263	$4,278	$16,535	$40,266	$32,768
Commercial real estate: other construction & land development	1,038,749	55,079	2,614	22,567	28,660
Commercial real estate: farmland & commercial	1,486,572	109,144	46,316	17,345	13,945
Commercial real estate: multifamily	82,542	—	53	—	353
Residential: first lien	446,218	519	—	6,338	3,656
Residential: junior lien	378,000	77	309	1,500	1,850
Consumer	73,188	—	—	—	1,326
Foreign	188,499	—	28	—	447

Total	$4,369,031	$169,097	$65,855	$88,016	$83,005

	December 31, 2011
	Pass	Special Review	Watch List—Pass	Watch List— Substandard	Watch List— Impaired
	(Dollars in Thousands)
Domestic
Commercial	$655,154	$5,279	$6,361	$79,419	$27,603
Commercial real estate: other construction & land development	1,058,843	76,722	11,083	66,313	60,428
Commercial real estate: farmland & commercial	1,449,822	83,581	40,510	48,543	42,231
Commercial real estate: multifamily	121,188	—	—	—	411
Residential: first lien	490,924	132	974	1,402	2,290
Residential: junior lien	397,861	—	319	6	1,962
Consumer	92,714	—	41	20	1,334
Foreign	229,898	—	61	—	46

Total	$4,496,404	$165,714	$59,349	$195,703	$136,305